Government Grants (Details) - Schedule of research and development - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of research and development [Abstract]
Rapid detection of antibody-based pathogens	$ 102,780	$ 91,461
Multi-marker test for the early detection of pancreatic cancer	196,217	100,591
Microarray based on nucleic acid detection for respiratory pathogens		5,995	51,511
Genetically based rapid detection of respiratory tract infections		26,087	99,504
Total research and development projects	$ 298,997	$ 224,134	$ 151,015